NOTES PAYABLE (Details Narrative) - Note Payable Conversion One [Member] - Unsecured Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2019
Short-Term Debt [Line Items]
Notes payable		$ 250,000
Stated interest rate		5.00%
Interest accrued on convertible debt	$ 81,336